Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2021
Prepayments And Other Assets
Schedule of current and non-current prepayments and other assets

	March 31,
	2020	2021
Current
Advance to vendors (net of allowance)	706,317	439,986
Advance to joint venture (refer to note 42)	34,200	53,700
Balance with statutory authorities	43,626	50,931
Prepaid expenses	64,266	70,347
Due from employees	3,541	1,429
Total	851,950	616,393

Non-current
Prepaid expenses	1,216	4,080
Defined benefit plan asset (refer to Note 34)	1,898	126
	3,114	4,206

Schedule of changes in allowance for doubtful advances

The movement in the allowance for doubtful advances:

	March 31,
	2020	2021
Balance at the beginning of the year	16,234	24,534
Provisions accrued during the year	12,364	15,106
Amount written off during the year	(4,064)	(14,097)
Provision moved to provision on trade receivables (refer note 26)	-	(5,602)
Balance at the end of the year	24,534	19,941